(Oppenheimer Main Street Select Fund)
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 48 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Main Street Select Fund)	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Oppenheimer Main Street Select Fund)		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.49%	none
Other Expenses		0.33%	0.57%	0.32%	0.39%	0.31%
Total Annual Fund Operating Expenses		1.24%	2.23%	1.98%	1.54%	0.97%
Fee Waiver and/or Expense Reimbursement	[1]	none	(0.15%)	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.24%	2.08%	1.98%	1.54%	0.97%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per fiscal year and to 0.30% of average annual net assets per fiscal year for Class A. That fee limitation may not be amended or withdrawn until one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Main Street Select Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	948	1,221	1,997
Class B	713	990	1,394	2,091
Class C	303	627	1,078	2,329
Class N	258	490	846	1,848
Class Y	99	310	539	1,195

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Main Street Select Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	948	1,221	1,997
Class B	213	690	1,194	2,091
Class C	203	627	1,078	2,329
Class N	158	490	846	1,848
Class Y	99	310	539	1,195

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests primarily in common stock of a select group of U.S. companies. The Fund's porfolio will generally be invested in 35 or fewer issuers. It mainly focuses on "larger capitalization" issuers, which it considers to be companies within the market capitalization range of the Russell 1000 Index. However it may invest in companies of any market capitalization and may invest in foreign issuers, including issuers in developing market countries.

While the process may change over time or vary in particular cases, in general the selection process currently uses:

  Fundamental analysis of issuers regarding factors such as financial performance, position in their industry, the strength of their business model and their management;

  Quantitative models to rank securities within each sector to identify potential buy and sell candidates for further research. A number of company-specific factors are analyzed in constructing the models, including valuation, price momentum and company fundamentals; and

  Consideration of market and industry trends and general economic conditions.

The Fund aims to maintain a diversified portfolio across major economic sectors by applying investment parameters for both sector and position size. The portfolio also includes both growth and value stocks. The portfolio managers may sell a security if the stock price is approaching its target; if there has been a deterioration in the company's competitive position or poor execution by the company 's management; or if more attractive alternative investment ideas have been identified.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

Main Risks of Focused Investing. Although the Fund is a diversified fund, it normally focuses its investments in a relatively small number of issuers, which may make the value of its shares more volatile than if it invested more widely. At times, the Fund may hold a significant portion of its assets in companies in a particular industry or market sector. As a result, events (such as changes in economic conditions, government regulations, market declines, or the availability of basic resources or supplies) that affect that particular industry or sector more than others may have a greater effect on the Fund's performance. It might also be more difficult for the Fund to sell portfolio securities at a price it considers appropriate if it holds larger blocks of stock because it invests in fewer issuers.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that focuses on the common stock of a select group of companies. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/MainStreetSelectFund

Sales charges are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 23.99% (2nd Qtr 09) and the lowest return was -22.24% (4th Qtr 08). For the period from January 1, 2012 to September 30, 2012 the cumulative return (not annualized) before taxes was 16.57%.

Average Annual Total Returns for the periods ended December 31, 2011

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Oppenheimer Main Street Select Fund)	Inception Date	1 Year	5 Years	10 Years
Class A	Sep 25, 2000	(8.52%)	(2.16%)	3.88%
Class A Return After Taxes on Distributions	Sep 25, 2000	(8.58%)	(2.75%)	3.19%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Sep 25, 2000	(5.54%)	(2.04%)	3.12%
Class B	Sep 25, 2000	(8.53%)	(2.13%)	3.99%
Class C	Sep 25, 2000	(4.58%)	(1.70%)	3.74%
Class N	Mar 1, 2001	(4.09%)	(1.26%)	4.17%
Class Y	Sep 25, 2000	(2.64%)	(0.59%)	4.90%
S&P 500 Index		2.11%	(0.25%)	2.92%
Russell 1000 Index		1.50%	(0.02%)	3.34%

(Oppenheimer Main Street Select Fund)
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 48 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Main Street Select Fund)	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Oppenheimer Main Street Select Fund)		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.49%	none
Other Expenses		0.33%	0.57%	0.32%	0.39%	0.31%
Total Annual Fund Operating Expenses		1.24%	2.23%	1.98%	1.54%	0.97%
Fee Waiver and/or Expense Reimbursement	[1]	none	(0.15%)	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.24%	2.08%	1.98%	1.54%	0.97%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per fiscal year and to 0.30% of average annual net assets per fiscal year for Class A. That fee limitation may not be amended or withdrawn until one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Main Street Select Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	948	1,221	1,997
Class B	713	990	1,394	2,091
Class C	303	627	1,078	2,329
Class N	258	490	846	1,848
Class Y	99	310	539	1,195

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Main Street Select Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	948	1,221	1,997
Class B	213	690	1,194	2,091
Class C	203	627	1,078	2,329
Class N	158	490	846	1,848
Class Y	99	310	539	1,195

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests primarily in common stock of a select group of U.S. companies. The Fund's porfolio will generally be invested in 35 or fewer issuers. It mainly focuses on "larger capitalization" issuers, which it considers to be companies within the market capitalization range of the Russell 1000 Index. However it may invest in companies of any market capitalization and may invest in foreign issuers, including issuers in developing market countries.

While the process may change over time or vary in particular cases, in general the selection process currently uses:

  Fundamental analysis of issuers regarding factors such as financial performance, position in their industry, the strength of their business model and their management;

  Quantitative models to rank securities within each sector to identify potential buy and sell candidates for further research. A number of company-specific factors are analyzed in constructing the models, including valuation, price momentum and company fundamentals; and

  Consideration of market and industry trends and general economic conditions.

The Fund aims to maintain a diversified portfolio across major economic sectors by applying investment parameters for both sector and position size. The portfolio also includes both growth and value stocks. The portfolio managers may sell a security if the stock price is approaching its target; if there has been a deterioration in the company's competitive position or poor execution by the company 's management; or if more attractive alternative investment ideas have been identified.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

Main Risks of Focused Investing. Although the Fund is a diversified fund, it normally focuses its investments in a relatively small number of issuers, which may make the value of its shares more volatile than if it invested more widely. At times, the Fund may hold a significant portion of its assets in companies in a particular industry or market sector. As a result, events (such as changes in economic conditions, government regulations, market declines, or the availability of basic resources or supplies) that affect that particular industry or sector more than others may have a greater effect on the Fund's performance. It might also be more difficult for the Fund to sell portfolio securities at a price it considers appropriate if it holds larger blocks of stock because it invests in fewer issuers.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that focuses on the common stock of a select group of companies. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/MainStreetSelectFund

Sales charges are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 23.99% (2nd Qtr 09) and the lowest return was -22.24% (4th Qtr 08). For the period from January 1, 2012 to September 30, 2012 the cumulative return (not annualized) before taxes was 16.57%.

Average Annual Total Returns for the periods ended December 31, 2011

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Oppenheimer Main Street Select Fund)	Inception Date	1 Year	5 Years	10 Years
Class A	Sep 25, 2000	(8.52%)	(2.16%)	3.88%
Class A Return After Taxes on Distributions	Sep 25, 2000	(8.58%)	(2.75%)	3.19%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Sep 25, 2000	(5.54%)	(2.04%)	3.12%
Class B	Sep 25, 2000	(8.53%)	(2.13%)	3.99%
Class C	Sep 25, 2000	(4.58%)	(1.70%)	3.74%
Class N	Mar 1, 2001	(4.09%)	(1.26%)	4.17%
Class Y	Sep 25, 2000	(2.64%)	(0.59%)	4.90%
S&P 500 Index		2.11%	(0.25%)	2.92%
Russell 1000 Index		1.50%	(0.02%)	3.34%

Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Select Fund))	0 Months Ended
Nov. 28, 2012
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	5.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Select Fund))	0 Months Ended
	Nov. 28, 2012
Class A
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.24%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%
Class B
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.57%
Total Annual Fund Operating Expenses	2.23%
Fee Waiver and/or Expense Reimbursement	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.08%
Class C
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.98%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.98%
Class N
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	0.49%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.54%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.54%
Class Y
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per fiscal year and to 0.30% of average annual net assets per fiscal year for Class A. That fee limitation may not be amended or withdrawn until one year from the date of this prospectus.

Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Select Fund), Class A)	0 Months Ended
Nov. 28, 2012
(Oppenheimer Main Street Select Fund) | Class A
Bar Chart Table:
Annual Return 2002	(16.04%)
Annual Return 2003	40.56%
Annual Return 2004	12.66%
Annual Return 2005	6.84%
Annual Return 2006	14.88%
Annual Return 2007	3.57%
Annual Return 2008	(38.58%)
Annual Return 2009	31.88%
Annual Return 2010	16.83%
Annual Return 2011	(2.93%)

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Select Fund))	0 Months Ended
Nov. 28, 2012
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
Russell 1000 Index
Average Annual Return:
1 Year	1.50%
5 Years	(0.02%)
10 Years	3.34%
Class A
Average Annual Return:
1 Year	(8.52%)
5 Years	(2.16%)
10 Years	3.88%
Inception Date	Sep 25, 2000
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(8.58%)
5 Years	(2.75%)
10 Years	3.19%
Inception Date	Sep 25, 2000
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(5.54%)
5 Years	(2.04%)
10 Years	3.12%
Inception Date	Sep 25, 2000
Class B
Average Annual Return:
1 Year	(8.53%)
5 Years	(2.13%)
10 Years	3.99%
Inception Date	Sep 25, 2000
Class C
Average Annual Return:
1 Year	(4.58%)
5 Years	(1.70%)
10 Years	3.74%
Inception Date	Sep 25, 2000
Class N
Average Annual Return:
1 Year	(4.09%)
5 Years	(1.26%)
10 Years	4.17%
Inception Date	Mar 1, 2001
Class Y
Average Annual Return:
1 Year	(2.64%)
5 Years	(0.59%)
10 Years	4.90%
Inception Date	Sep 25, 2000

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER MAIN STREET SELECT FUND
Central Index Key	dei_EntityCentralIndexKey	0001116894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
(Oppenheimer Main Street Select Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 48 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund invests primarily in common stock of a select group of U.S. companies. The Fund's porfolio will generally be invested in 35 or fewer issuers. It mainly focuses on "larger capitalization" issuers, which it considers to be companies within the market capitalization range of the Russell 1000 Index. However it may invest in companies of any market capitalization and may invest in foreign issuers, including issuers in developing market countries.

While the process may change over time or vary in particular cases, in general the selection process currently uses:

  Fundamental analysis of issuers regarding factors such as financial performance, position in their industry, the strength of their business model and their management;

  Quantitative models to rank securities within each sector to identify potential buy and sell candidates for further research. A number of company-specific factors are analyzed in constructing the models, including valuation, price momentum and company fundamentals; and

  Consideration of market and industry trends and general economic conditions.

The Fund aims to maintain a diversified portfolio across major economic sectors by applying investment parameters for both sector and position size. The portfolio also includes both growth and value stocks. The portfolio managers may sell a security if the stock price is approaching its target; if there has been a deterioration in the company's competitive position or poor execution by the company 's management; or if more attractive alternative investment ideas have been identified.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

Main Risks of Focused Investing. Although the Fund is a diversified fund, it normally focuses its investments in a relatively small number of issuers, which may make the value of its shares more volatile than if it invested more widely. At times, the Fund may hold a significant portion of its assets in companies in a particular industry or market sector. As a result, events (such as changes in economic conditions, government regulations, market declines, or the availability of basic resources or supplies) that affect that particular industry or sector more than others may have a greater effect on the Fund's performance. It might also be more difficult for the Fund to sell portfolio securities at a price it considers appropriate if it holds larger blocks of stock because it invests in fewer issuers.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that focuses on the common stock of a select group of companies. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/MainStreetSelectFund

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/MainStreetSelectFund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 23.99% (2nd Qtr 09) and the lowest return was -22.24% (4th Qtr 08). For the period from January 1, 2012 to September 30, 2012 the cumulative return (not annualized) before taxes was 16.57%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

(Oppenheimer Main Street Select Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
(Oppenheimer Main Street Select Fund) | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%
(Oppenheimer Main Street Select Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	948
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,221
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,997
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	695
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	948
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,221
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,997
Annual Return 2002	rr_AnnualReturn2002	(16.04%)
Annual Return 2003	rr_AnnualReturn2003	40.56%
Annual Return 2004	rr_AnnualReturn2004	12.66%
Annual Return 2005	rr_AnnualReturn2005	6.84%
Annual Return 2006	rr_AnnualReturn2006	14.88%
Annual Return 2007	rr_AnnualReturn2007	3.57%
Annual Return 2008	rr_AnnualReturn2008	(38.58%)
Annual Return 2009	rr_AnnualReturn2009	31.88%
Annual Return 2010	rr_AnnualReturn2010	16.83%
Annual Return 2011	rr_AnnualReturn2011	(2.93%)
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2012 to September 30, 2012 the cumulative return (not annualized) before taxes was 16.57%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter was 23.99% (2nd Qtr 09)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return was -22.24% (4th Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.24%)
1 Year	rr_AverageAnnualReturnYear01	(8.52%)
5 Years	rr_AverageAnnualReturnYear05	(2.16%)
10 Years	rr_AverageAnnualReturnYear10	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 25, 2000
(Oppenheimer Main Street Select Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.58%)
5 Years	rr_AverageAnnualReturnYear05	(2.75%)
10 Years	rr_AverageAnnualReturnYear10	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 25, 2000
(Oppenheimer Main Street Select Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.04%)
10 Years	rr_AverageAnnualReturnYear10	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 25, 2000
(Oppenheimer Main Street Select Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	713
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	990
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,091
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	690
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,194
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,091
1 Year	rr_AverageAnnualReturnYear01	(8.53%)
5 Years	rr_AverageAnnualReturnYear05	(2.13%)
10 Years	rr_AverageAnnualReturnYear10	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 25, 2000
(Oppenheimer Main Street Select Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,329
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,329
1 Year	rr_AverageAnnualReturnYear01	(4.58%)
5 Years	rr_AverageAnnualReturnYear05	(1.70%)
10 Years	rr_AverageAnnualReturnYear10	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 25, 2000
(Oppenheimer Main Street Select Fund) | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.49%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	846
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,848
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	490
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	846
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,848
1 Year	rr_AverageAnnualReturnYear01	(4.09%)
5 Years	rr_AverageAnnualReturnYear05	(1.26%)
10 Years	rr_AverageAnnualReturnYear10	4.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
(Oppenheimer Main Street Select Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	539
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,195
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	310
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	539
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,195
1 Year	rr_AverageAnnualReturnYear01	(2.64%)
5 Years	rr_AverageAnnualReturnYear05	(0.59%)
10 Years	rr_AverageAnnualReturnYear10	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 25, 2000
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per fiscal year and to 0.30% of average annual net assets per fiscal year for Class A. That fee limitation may not be amended or withdrawn until one year from the date of this prospectus.